Income Taxes (Details) - Schedule of sufficient taxable income to utilize its deferred tax assets - Deferred Income Tax [Member] - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Deferred tax liabilities:
Mineral properties		$ (176,000)
Office and equipment		(2,000)
Deferred tax assets:
Non-capital losses		178,000
Net deferred income tax liabilities